BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Transactions with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [abstract]
Sales	$ 3,455	$ 2,230	$ 2,795
Selling and marketing expenses	121	101	114
General and administrative expenses	$ 446	$ 503	$ 526